TRADE PAYABLES AND ACCRUED LIABILITIES	6 Months Ended
Jun. 30, 2022
Trade Payables And Accrued Liabilities
TRADE PAYABLES AND ACCRUED LIABILITIES

15. TRADE PAYABLES AND ACCRUED LIABILITIES

	June 30, 2022	December 31, 2021
Trade accounts payable	$573,608	$362,890
Accrued liabilities	526,842	402,540
Government grant payable	33,709	33,709
	$1,134,159	$799,139

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For The Three and Six Months Ended June 30, 2022

Expressed in Canadian Dollars (unaudited)